Segment Information - Summary of Geographical Information (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other	$ 447,756		$ 338,588
Profit/(loss)	(2,647,698)	$ (3,028,861)	(3,123,372)
Business Segments [Member]
Statement Line Items [Line Items]
Sales	586		18,402
Other	447,756		338,588
Totals	448,342		356,990
Profit/(loss)	(2,647,698)		(3,123,372)
Business Segments [Member] | Australia [Member]
Statement Line Items [Line Items]
Sales
Other	447,756		338,588
Totals	447,756		338,588
Profit/(loss)	(2,418,577)		(1,580,663)
Business Segments [Member] | U.S. [Member]
Statement Line Items [Line Items]
Sales	586		18,402
Other
Totals	586		18,402
Profit/(loss)	$ (229,121)		$ (1,542,709)